COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Lease

The Company leases offices used for operations under a non-cancelable agreement. Rent expense for the three and six months ended June 30, 2022, was $42,383 and $77,440, respectively. On January 1, 2022, the Company recorded a right of use asset and liability of $104,665. The Company used an effective borrowing rate of 3% which is the annual increase per the lease agreement.

Litigation

The Company is not party to any pending or threatened litigation.

Significant Contracts

On January 1, 2021, the Company entered into an employment contract with its Chief Executive Officer for which the initial term of the agreement is for one year and renews automatically annually. If the Chief Executive Officer is terminated without cause, then the remaining current contract year shall be paid. During the six months ended June 30, 2022 and 2021, the Company paid either the Chief Executive Officer and/or entities affiliated with the Chief Executive Officer $116,518 and $1,142,963, respectively, which has been classified as officer compensation on the accompanying statements of operations.

See Notes 5 and 7 for additional payments to the related party.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Lease

The Company leases offices used for operations under a non-cancelable agreement. Rent expense for the year ended December 31, 2021 was $22,750. The aggregate future annual minimum rental payments under the lease agreements as of December 31, 2021 are as follows:

Years ending December 31:

2022	$42,630
2023	43,908
2024	22,278
Total	$108,816

The Company incurs additional rent expense under cancelable arrangements which are not included within the amounts above.

Litigation

The Company is not party to any pending or threatened litigation.

Significant Contracts

On January 1, 2021, the Company entered into an employment contract with its Chief Executive Officer for which the initial term of the agreement is for one year and reviews automatically annually. If the Chief Executive Officer is terminated without cause, then the remaining current contract year shall be paid. During the for the year ended December 31, 2021 and for the period from Inception to December 31, 2020, the Company paid either the Chief Executive Officer and/or entities affiliated with the Chief Executive Officer $217,568 and $94,774, respectively, which has been classified as officer compensation on the accompanying statements of operations.

See Notes 5 and 7 for additional payments to the related party.